Segment Information	12 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Information
NOTE 6. SEGMENT INFORMATION
The Company’s CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment.
When evaluating the Company’s primary measure of performance and making key decisions regarding resource allocation, the CODM reviews these items in the manner presented in the statements of operations, while the net income (loss) of the Company is used as the key metric for measuring performance.